Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Expensify, Inc.
Entity Incorporation, State	DE
Entity File Number	001-41043
Entity Tax Identification Number	27-0239450
Entity Address, Street	88 Kearny St, Ste 1600
Entity Address, City	San Francisco
Entity Address, State	CA
Entity Address, Postal Zip Code	94108
City Area Code	971
Local Phone Number	365-3939
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Class A Common Stock, par value $0.0001 per share
Trading Symbols	EXFY
Name of each exchange on which registered	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001476840
Amendment Flag	false